Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 52,598	$ 53,183
Additions related to interest and currency translation	6,303	3,695
Additions based on tax positions taken during a prior period	18,729	5,925
Reductions related to tax positions taken during a prior period	(12,070)	(8,660)
Reductions related to settlement of tax matters	(14,691)	(117)
Additions based on tax positions taken during the current period	12,878	5,998
Reductions related to a lapse of applicable statute of limitation	(895)	(7,426)
Balance at the end of the year	$ 62,852	$ 52,598